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                                   JUNDT FUNDS, INC.
                           1550 UTICA AVENUE SOUTH, SUITE 950
                            MINNEAPOLIS, MINNESOTA 55416

                                  October 9, 1996


Securities and Exchange Commission
450 Fifth Street NW
Washington, DC 20549

      Re:    Form of Statement of Additional Information of
             Jundt Funds, Inc. (File Nos. 33-99080 and 811-09128)
             ---------------------------------------------------

Ladies and Gentlemen:

      On October 4, 1996, Jundt Funds, Inc. (the "Company") filed Post-Effective Amendment No. 1 to the Company's Registration Statement on Form N-1A ("Post-Effective Amendment No. 1") pursuant to Rule 485(b) under the Securities Act of 1933 to become effective automatically on October 4, 1996. Post-Effective Amendment No. 1 effected no changes to Part A. Part B of Post-Effective Amendment No. 1 consisted of a Statement of Additional Information dated December 29, 1995 as amended on October 4, 1996 (the "Statement of Additional Information").

      In accordance with paragraph (j) of Rule 497 under the Securities Act of 1933, the Company hereby certified that:

             (a) the form of the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from the Statement of Additional Information contained in Post-Effective Amendment No. 1; and

             (b) the text of Post-Effective Amendment No. 1 was filed electronically under the Electronic Data Gathering, Analysis and Retrieval system.

                                    Very truly yours,

                                    JUNDT FUNDS, INC.


                                 By        /s/ James R. Jundt
                                    ---------------------------------------
                                    James R. Jundt, Chief Executive Officer